DEFERRED INCOME TAXES	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
DEFERRED INCOME TAXES [Text Block]

12. DEFERRED INCOME TAXES

A reconciliation of income tax provision computed at Canadian statutory rates to the reported income tax provision is provided as follows:

	2020	2019	2018

The loss for the year	$(983)	$(1,711)	$(1,419)
Canadian statutory tax rate	27%	27%	27%
Income tax benefit computed at statutory rates	(265)	(462)	(383)
Foreign tax rates different from statutory rates	8	31	14
Other	(26)	2	89
Foreign exchange gains or losses	(180)	55	225
Permanent differences	19	5	(43)
Change in unused tax losses and tax offsets	444	369	98
	$—	$—	$—

The Company recognizes tax benefits on losses or other deductible amounts generated in countries where it is probable the deferred tax assets will be recovered. The Company's unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consist of the following amounts:

	2020	2019	2018

Non-capital losses	$8,597	$9,796	$9,405
Capital loss	2,303	2,257	2,273
Tax value over book value of mineral properties	4,995	3,331	3,335
Tax value over book value of equipment	12	12	12
Tax value over (under) book value of investments and share issue costs	(59)	41	43
Unrecognized deductible temporary differences	$15,848	$15,437	$15,068

The Company's unused non-capital losses expire as follows:

	Canada	United States
2020 - 2026	$549	$—
2027 - 2040	20,718	19,595
Total	$21,266	$19,595

The Company's unused capital losses of $17,100,000 are available to carry forward indefinitely.